Other financial assets - Investment in equity securities (Details) - Voltalis - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
Disclosure of Other financial assets [Line Items]
Percentage of acquired	10.86%	16.70%	12.38%
Total share capital	€ 45,965		€ 16,557
Fair value gain recognized	€ 29,407